Cost of sales (Details) - COP ($) $ in Billions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cost of variables and fixed
Total Costs Variables	$ 28,440	$ 28,875
Total Fixed cost	13,146	12,991
Cost of sales	41,586	41,866
Costs variables
Cost of variables and fixed
Imported products	12,246	10,848
Purchases Of Crude	5,198	4,816
Depreciation, depletion, and amortization	4,718	5,572
Purchases of hydrocarbons - ANH	2,515	3,603
Crude and gas royalties in cash	1,790	476
Electric Energy	1,281	1,148
Hydrocarbon transport services	938	917
Processing materials	858	1,039
Purchases of other products and gas	525	717
Taxes and contributions	227	120
Services contracted in association	200	155
Extensive tests	9	52
Others	(2,065)	(588)
Fixed cost
Cost of variables and fixed
Hydrocarbon transport services	177	176
Depreciation and amortization	2,443	2,515
Construction services	2,362	1,792
Maintenance	2,274	2,482
Labor costs	2,292	2,187
Services contracted	1,722	1,709
Taxes and contributions	695	750
Services contracted in association	603	595
Materials and operating supplies	341	430
General costs	$ 237	$ 355